Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2021
Disclosure of associates [line items]
Net interest income	[1]	$ 35,796	$ 30,377			$ 26,489
Net fee and commission income	[1]	11,845	11,770			13,097
Change in expected credit losses and other credit impairment charges	[1]	(3,447)	(3,584)			928
Tax expense	[1]	(5,789)	(809)			(4,213)
Profit for the year	[1]	24,559	16,249	[2]		14,693	[2]
Other comprehensive income		4,983	(17,242)	[2]		(4,967)	[2]
Total comprehensive income/(expense) for the year		29,542	(993)	[2]		9,726	[2]
Dividends received from BoCom		$ 1,869	$ 1,638			$ 1,898
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income					$ 17,519			$ 19,004
Net fee and commission income					4,815			5,181
Change in expected credit losses and other credit impairment charges					(6,836)			(7,641)
Depreciation and amortisation					(1,977)			(1,785)
Tax expense					(552)			(436)
Profit for the year					9,835			10,102
Other comprehensive income					631			(37)
Total comprehensive income/(expense) for the year					10,466			10,065
Dividends received from BoCom					$ 736			$ 749

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.